Cover	Jun. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 22, 2021
Entity File Number	000-56035
Entity Registrant Name	GLOBAL WHOLEHEALTH PARTNERS CORPORATION
Entity Central Index Key	0001598308
Entity Tax Identification Number	46-2316220
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1402 N El Camino Real
Entity Address, City or Town	San Clemente
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92672
City Area Code	714
Local Phone Number	392-9752
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false